Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues:
Revenues:	$ 2,412.7		$ 179.4		$ 153.9
Revenues - affiliates	1,065.6		2,116.5		1,753.9
Gain on derivatives	22.1		0		0
Total revenues	3,500.4		2,295.9		1,907.8
Operating costs and expenses:
Purchased gas, NGLs, condensate and crude oil	2,494.5	[1]	1,736.3	[1]	1,428.1	[1]
Operating expenses	278.2	[2]	156.2	[2]	149.9	[2]
General and administrative	94.5	[3]	45.1	[3]	41.7	[3]
Depreciation and amortization	280.3		187.0		145.4
Gain on sale of property	(0.1)		0		0
Impairments	0		0		16.4
Gain on litigation settlement	(6.1)		0		0
Total operating costs and expenses	3,141.3		2,124.6		1,781.5
Operating income	359.1		171.3		126.3
Other income (expense):
Interest expense, net of interest income	(47.4)		0		0
Equity in income	18.9		14.8		2.0
Gain on extinguishment of debt	3.2		0		0
Other Nonoperating Expense	(0.5)		0		0
Other expense	(25.8)		14.8		2.0
Income from continuing operations before non-controlling interest and income taxes	333.3		186.1		128.3
Income tax provision	(22.0)		(67.0)		(46.2)
Net income from continuing operations	311.3		119.1		82.1
Income (loss) from discontinued operations, net of tax	1.0		(2.3)		(5.2)
Income from discontinued operations attributable to non-controlling interest, net of tax	0		(1.3)		(1.1)
Discontinued operations, net of tax	1.0		(3.6)		(6.3)
Net income	312.3		115.5		75.8
Net income attributable to the non-controlling interest	65.5		0		0
Net income attributable to Enlink Midstream Partners, LP	246.8		115.5		75.8
Predecessor interest in net income	35.5	[4]
General partner interest in net income	74.6
Limited partners' interest in net income attributable to Enlink Midstream Partners, LP	$ 136.7	[5]
Net income attributable to Enlink Midstream Partners, LP per limited partners' unit:
Basic common unit (usd per unit)	$ 0.59	[5]	$ 0.00		$ 0.00
Diluted common unit (usd per unit)	$ 0.59	[5]	$ 0.00		$ 0.00

[1]	Includes $354.3 million, $1,588.2 million and $1,310.3 million for the year ended December 31, 2014, 2013 and 2012, respectively, of affiliate purchased gas
[2]	Includes $5.9 million, $36.2 million and $33.8 million for the year ended December 31, 2014, 2013 and 2012, respectively, of affiliate operating expenses.
[3]	Includes $11.6 million, $45.1 million and $41.7 million for the year ended December 31, 2014, 2013 and 2012, respectively, of affiliate general and administrative expenses.
[4]	Represents net income attributable to the Predecessor (as described below) for the periods prior to March 7, 2014
[5]	* The 2014 amounts consist only of the period from March 7, 2014 through December 31, 2014.